UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07695)

The Hennessy Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Address of principal executive offices) (Zip code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd., Suite 200
Novato, CA 94945
(Name and address of agent for service)

800-966-4354
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
January 31, 2007
Hennessy Cornerstone Growth Fund (unaudited)
			% of Net
	Shares	Value	Assets
COMMON STOCKS - 69.90%
Consumer Discretionary - 17.36%
Big Lots, Inc. (a)	634,200	$16,444,806	1.40%
Blockbuster, Inc. (a)	1,235,600	8,019,044	0.68%
Brightpoint, Inc. (a)	625,073	6,882,054	0.58%
Brown Shoe Co, Inc.	120,100	6,527,435	0.55%
Carmax, Inc. (a)	289,200	16,608,756	1.41%
Charlotte Russe Holding, Inc. (a)	369,200	11,279,060	0.96%
Conn's, Inc. (a)	307,968	7,228,009	0.61%
Dress Barn, Inc. (a)	706,209	15,868,516	1.35%
Drew Industries, Inc. (a)	550,300	15,237,807	1.29%
Jack in the Box, Inc. (a)	143,800	8,885,402	0.75%
Lear Corp.	468,400	15,860,024	1.35%
The Pantry, Inc. (a)	76,449	3,731,476	0.32%
Papa John's International, Inc. (a)	440,900	12,177,658	1.03%
Payless ShoeSource, Inc. (a)	636,100	21,595,595	1.83%
Sauer-Danfoss, Inc.	32,100	1,105,524	0.10%
The Sherwin-Williams Co.	228,476	15,787,692	1.34%
Six Flags, Inc. (a)	1,690,962	9,723,031	0.82%
Skechers U.S.A., Inc. (a)	186,200	6,598,928	0.56%
Systemax, Inc. (a)	234,200	5,110,244	0.43%
		204,671,061	17.36%
Consumer Staples - 4.58%
Great Atlantic & Pacific Tea Co.	552,961	15,963,984	1.35%
Ingles Markets, Inc.	65,101	2,383,999	0.20%
M&F Worldwide Corp. (a)	72,780	2,481,798	0.21%
Playtex Products, Inc. (a)	1,519,200	21,390,336	1.82%
Rite Aid Corp. (a)	1,639,400	10,098,704	0.86%
Spartan Stores, Inc.	69,467	1,643,589	0.14%
		53,962,410	4.58%
Energy - 4.59%
Copano Energy LLC	26,266	1,684,701	0.14%
Frontier Oil Corp.	538,103	15,287,506	1.30%
Holly Corp.	362,900	19,121,201	1.62%
Markwest Hydrocarbon, Inc.	61,700	2,954,813	0.25%
Oil States International, Inc. (a)	296,818	8,554,295	0.73%
Petro-Canada (b)	166,060	6,453,092	0.55%
		54,055,608	4.59%
Financials - 4.28%
Banco Bradesco SA - ADR (b)	70,800	2,877,312	0.24%
Banco Itau Holding Financeira SA - ADR (b)	410,643	15,181,472	1.29%
The Goldman Sachs Group, Inc.	99,400	21,088,704	1.79%
Odyssey Re Holdings Corp.	150,100	5,921,445	0.50%
WR Berkley Corp.	162,100	5,363,889	0.46%
		50,432,822	4.28%
Health Care - 2.03%
Amerigroup Corp. (a)	216,300	7,843,038	0.67%
Sun Healthcare Group, Inc. (a)	160,102	1,972,457	0.17%
WellCare Health Plans, Inc. (a)	181,700	14,078,116	1.19%
		23,893,611	2.03%
Industrials - 25.99%
AAR Corp. (a)	281,521	8,386,511	0.71%
Amerco, Inc. (a)	317,817	26,629,886	2.26%
Astec Industries, Inc. (a)	579,921	20,882,955	1.77%
Beacon Roofing Supply, Inc. (a)	718,915	14,982,189	1.27%
British Airways PLC - ADR (a)(b)	71,900	7,650,160	0.65%
Cenveo, Inc. (a)	107,513	2,513,654	0.21%
Clean Harbors, Inc. (a)	98,454	5,281,073	0.45%
Comsys IT Partners, Inc. (a)	145,932	3,157,968	0.27%
Continental Airlines, Inc. (a)	520,100	21,578,949	1.83%
Emcor Group, Inc. (a)	444,400	25,517,448	2.16%
FTD Group, Inc. (a)	125,000	2,307,500	0.20%
General Cable Corp. (a)	761,500	32,843,495	2.79%
The Geo Group, Inc. (a)	113,500	4,973,570	0.42%
Horizon Lines Inc. Class A	283,600	8,437,100	0.72%
Lan Airlines SA - ADR (b)	57,100	3,544,768	0.30%
Manitowoc Co.	477,400	24,757,964	2.10%
Quanta Services, Inc. (a)	1,024,700	21,078,079	1.79%
Reliance Steel & Aluminum Co.	272,850	11,361,474	0.96%
Robbins & Myers, Inc.	87,100	3,787,108	0.32%
U S Airways Group, Inc. (a)	356,530	19,958,549	1.69%
Volt Information Sciences, Inc. (a)	254,000	8,981,440	0.76%
Volvo AB - ADR (b)	41,042	3,017,818	0.26%
Watsco, Inc.	200,800	10,244,816	0.87%
Westinghouse Air Brake Technologies Corp.	453,583	14,523,728	1.23%
		306,398,202	25.99%
Information Technology - 3.34%
Belden CDT, Inc.	179,030	7,743,047	0.65%
Convergys Corp. (a)	575,975	14,998,389	1.27%
Infineon Technologies AG - ADR (a)(b)	620,600	8,930,434	0.76%
Loral Space & Communications Ltd (a)	56,298	2,683,726	0.23%
Plexus Corp. (a)	302,064	5,074,675	0.43%
		39,430,271	3.34%
Materials - 7.73%
AK Steel Holding Corp. (a)	827,900	17,419,016	1.48%
CF Industries Holdings, Inc.	301,900	9,207,950	0.78%
Chaparral Steel Co.	281,062	14,412,859	1.22%
Greif, Inc.	44,200	5,052,502	0.43%
Innospec, Inc.	95,550	5,111,925	0.43%
Rock-Tenn Co.	196,700	6,436,024	0.55%
Ryerson Tull, Inc.	485,492	15,229,884	1.29%
Steel Dynamics, Inc.	465,353	18,246,491	1.55%
		91,116,651	7.73%
TOTAL COMMON STOCKS (Cost $776,242,797)		$823,960,636	69.90%

	Principal		% of Net
	Amount	Value	Assets
SHORT TERM INVESTMENTS - 0.59%
Discount Notes - 0.59%
Federal Home Loan Bank Discount Note,
4.8700%, due 02/01/2007	$6,921,000	$6,921,000	0.59%
Total Discount Notes (Cost $6,921,000)		6,921,000	0.59%
Variable Rate Demand Notes# - 0.00%
American Family Financial Services, Inc.
4.9427%	7,251	7,251	0.00%
Total Variable Rate Demand Notes (Cost $7,251)		7,251	0.00%
TOTAL SHORT TERM INVESTMENTS (Cost $6,928,251)		$6,928,251	0.59%
Total Investments (Cost $783,171,048) - 70.49%		$830,888,887	70.49%
Other Assets in Excess of Liabilities - 29.51%		347,827,030	29.51%
TOTAL NET ASSETS - 100.00%		$1,178,715,917	100.00%

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non income producing
(b)	Foreign issued security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of January 31, 2007.

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows*:

Cost of investments	$783,171,048
Gross unrealized appreciation	82,562,539
Gross unrealized depreciation	(34,844,700)
Net unrealized appreciation	$47,717,839

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
January 31, 2007
Hennessy Cornerstone Value Fund (unaudited)
			% of Net
	Shares	Value	Assets
COMMON STOCKS - 98.15%
Consumer Discretionary - 8.08%
DaimlerChrysler AG (b)	77,800	$4,861,722	2.01%
General Motors Corp.	152,800	5,017,952	2.07%
Mattel, Inc.	207,100	5,044,956	2.08%
Newell Rubbermaid, Inc.	157,200	4,643,688	1.92%
		19,568,318	8.08%
Consumer Staples - 11.59%
Altria Group, Inc.	54,800	4,788,972	1.98%
Diageo PLC - ADR (b)	59,400	4,676,562	1.93%
HJ Heinz Co.	102,200	4,815,664	1.99%
Kimberly-Clark Corp.	67,900	4,712,260	1.94%
Kraft Foods, Inc.	130,700	4,564,044	1.88%
Reynolds American, Inc.	70,300	4,534,350	1.87%
		28,091,852	11.59%
Energy - 12.75%
BP PLC - ADR (b)	67,100	4,261,521	1.76%
Enterprise Products Partners L.P.	160,100	4,734,157	1.95%
ENI SpA - ADR (b)	69,600	4,487,112	1.85%
PetroChina Company Ltd. - ADR (b)	35,400	4,365,882	1.80%
Royal Dutch Shell PLC - ADR (b)	64,400	4,395,300	1.81%
Sasol - ADR (b)	125,500	4,274,530	1.77%
Statoil ASA - ADR (b)	163,400	4,388,924	1.81%
		30,907,426	12.75%
Financials - 29.26%
Bank of America Corp.	87,200	4,584,976	1.89%
Barclays PLC - ADR (b)	85,300	5,031,847	2.08%
BB&T Corp.	105,600	4,462,656	1.84%
Cincinnati Financial Corp.	101,500	4,541,110	1.87%
Citigroup, Inc.	91,200	5,027,856	2.08%
Fidelity National Financial, Inc.	198,900	4,721,886	1.95%
HSBC Holdings PLC - ADR (b)	50,300	4,619,049	1.91%
J.P. Morgan Chase & Co.	97,600	4,970,768	2.05%
National City Corp.	128,300	4,856,155	2.00%
PNC Financial Services Group	64,500	4,758,165	1.96%
Regions Financial Corp.	125,100	4,536,126	1.87%
US Bancorp	135,500	4,823,800	1.99%
Wachovia Corp.	83,700	4,729,050	1.95%
Washington Mutual, Inc.	103,100	4,597,229	1.90%
Wells Fargo & Co.	129,700	4,658,824	1.92%
		70,919,497	29.26%
Health Care - 9.88%
Bristol-Myers Squibb Co.	182,100	5,242,659	2.16%
Eli Lilly & Co.	84,200	4,556,904	1.88%
GlaxoSmithKline PLC - ADR (b)	87,200	4,720,136	1.95%
Merck & Co., Inc.	101,500	4,542,125	1.88%
Pfizer, Inc.	185,600	4,870,144	2.01%
		23,931,968	9.88%
Industrials - 4.08%
Masco Corp.	158,600	5,073,614	2.09%
RR Donnelley & Sons Co.	129,700	4,811,870	1.99%
		9,885,484	4.08%
Materials - 16.33%
The Dow Chemical Co.	115,500	4,797,870	1.98%
EI Du Pont de Nemours & Co.	98,000	4,856,880	2.01%
International Paper Co.	137,500	4,633,750	1.91%
Lyondell Chemical Co.	182,700	5,776,974	2.38%
MeadWestvaco Corp.	154,300	4,650,602	1.92%
PPG Industries, Inc.	69,400	4,600,526	1.90%
Southern Copper Corp.	82,500	5,156,250	2.13%
Weyerhaeuser Co.	68,000	5,100,000	2.10%
		39,572,852	16.33%
Telecommunication Services - 6.18%
AT&T, Inc.	132,800	4,997,264	2.06%
Chunghwa Telecom Company Ltd. - ADR (b)	234,300	4,852,353	2.00%
Telefonica de Argentina SA (a)(b)	1,200	0	0.00%
Verizon Communications, Inc.	133,200	5,130,864	2.12%
		14,980,481	6.18%
TOTAL COMMON STOCKS (Cost $212,515,417)		$237,857,878	98.15%

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non income producing
(b)	Foreign issued security
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of January 31, 2007.

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows*:

Cost of investments	$216,507,052
Gross unrealized appreciation	28,202,830
Gross unrealized depreciation	(2,896,994)
Net unrealized appreciation	$25,305,836

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
January 31, 2007
Hennessy Focus 30 Fund (unaudited)
			% of Net
	Shares	Value	Assets
COMMON STOCKS - 96.79%
Consumer Discretionary - 41.33%
AnnTaylor Stores Corp. (a)	135,000	$4,657,500	2.34%
Big Lots, Inc. (a)	283,800	7,358,934	3.69%
Carmax, Inc. (a)	139,400	8,005,742	4.01%
Children's Place (a)	88,600	4,803,006	2.41%
Dick's Sporting Goods, Inc. (a)	124,900	6,431,101	3.22%
Dillard's Inc.	176,300	6,054,142	3.04%
Dollar Tree Stores, Inc. (a)	182,400	5,738,304	2.88%
Jack in the Box, Inc. (a)	109,200	6,747,468	3.38%
Men's Wearhouse, Inc.	152,100	6,531,174	3.28%
Phillips-Van Heusen	140,000	7,721,000	3.87%
Priceline.com, Inc. (a)	155,200	6,614,624	3.32%
United Auto Group, Inc.	244,700	5,865,459	2.94%
VF Corp.	77,700	5,895,099	2.95%
		82,423,553	41.33%
Consumer Staples - 3.53%
Energizer Holdings, Inc. (a)	82,500	7,031,475	3.53%
Financials - 3.00%
Assurant, Inc.	107,800	5,991,524	3.00%
Health Care - 10.60%
PSS World Medical, Inc. (a)	300,400	6,014,008	3.02%
WellCare Health Plans, Inc. (a)	100,100	7,755,748	3.89%
West Pharmaceutical Services, Inc.	151,600	7,357,148	3.69%
		21,126,904	10.60%
Industrials - 16.05%
Acuity Brands, Inc.	126,200	7,320,862	3.67%
Cummins, Inc.	48,500	6,526,160	3.27%
Emcor Group, Inc. (a)	108,500	6,230,070	3.12%
Granite Construction, Inc.	105,600	5,655,936	2.84%
Watson Wyatt & Co. Holdings	141,800	6,280,322	3.15%
		32,013,350	16.05%
Information Technology - 11.64%
Anixter International, Inc. (a)	105,500	5,830,985	2.93%
Belden CDT, Inc.	155,900	6,742,675	3.38%
Benchmark Electronics, Inc. (a)	210,600	4,770,090	2.39%
CommScope, Inc. (a)	181,600	5,867,496	2.94%
		23,211,246	11.64%
Materials - 7.54%
Albemarle Corp.	107,500	8,382,850	4.21%
Pactiv Corp. (a)	204,800	6,643,712	3.33%
		15,026,562	7.54%
Utilities - 3.10%
OGE Energy Corp.	159,800	6,187,456	3.10%
TOTAL COMMON STOCKS (Cost $174,395,391)		$193,012,070	96.79%

	Principal		% of Net
	Amount	Value	Assets
SHORT TERM INVESTMENTS - 0.00%
Variable Rate Demand Notes# - 0.00%
American Family Financial Services, Inc.
4.9427%	$303	$303	0.00%
Total Variable Rate Demand Notes (Cost $303)		303	0.00%
TOTAL SHORT TERM INVESTMENTS (Cost $303)		$303	0.00%
Total Investments (Cost $174,395,694) - 96.79%		$193,012,373	96.79%
Other Assets in Excess of Liabilities - 3.21%		6,396,315	3.21%
TOTAL NET ASSETS - 100.00%		$199,408,688	100.00%

Footnotes

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
#	Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of January 31, 2007.

The cost basis of investments for federal income tax purposes at January 31, 2007 was as follows*:

Cost of investments	$174,495,564
Gross unrealized appreciation	22,235,403
Gross unrealized depreciation	(3,718,594)
Net unrealized appreciation	$18,516,809

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hennessy Mutual Funds, Inc.

By (Signature and Title) /s/Neil J. Hennessy
Neil J. Hennessy, President

Date    March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Neil J. Hennessy
Neil J. Hennessy, President

Date    March 29, 2007

By (Signature and Title)* /s/Teresa M. Nilsen
Teresa M. Nilsen
Treasurer
(Principal Executive Officer)

Date    March 29, 2007